Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 165,725	$ 2,056	$ 3,317
Short-term investments	60,547		1,500
Prepaid expenses and other current assets	5,994	97	74
Current portion of unsecured related party note receivable		7	6
Total current assets	232,266	2,160	4,897
Property and equipment, net	1,003
Operating lease right-of-use asset	959
Long-term investments	33,656
Other long-term assets	55
Unsecured related party note receivable		29	36
Total assets	267,939	2,189	4,933
Current liabilities:
Accounts payable	3,872	421	121
Accrued expenses	2,125	852	451
Current operating lease liability	57
Grant liability	1,500
Total current liabilities	7,554	1,273	572
Operating lease liability, less current portion	915
Grant liability		1,036	936
Derivative liability		999	539
Convertible notes, net		1,553	722
Total liabilities	8,469	4,861	2,769
Commitments and contingencies
Convertible preferred stock, value		17,051	17,051
Stockholders' equity (deficit):
Common stock, value	3
Additional paid-in capital	292,800	1,364	1,039
Accumulated other comprehensive income	7
Accumulated deficit	(33,340)	(21,087)	(15,926)
Total stockholders' equity (deficit)	259,470	(19,723)	(14,887)
Total liabilities, convertible preferred stock and stockholders' equity (deficit)	$ 267,939	$ 2,189	$ 4,933